Condensed Interim Consolidated Statements of Shareholders Equity (Deficiency) (Unaudited) - USD ($)	Total	Number of Proportionate Voting Shares	Share Capital Member	Number of Common Shares	Contributed Surplus Member	Warrants Member	Accumulated other comprehensive (loss) income	Noncontrolling Interest	Retained Earnings (Accumulated Deficit)	Contingently Issuable Shares and Options
Balance, shares at Dec. 31, 2021				5,047,708
Balance, amount at Dec. 31, 2021	$ 17,645,242		$ 36,218,116	$ 36,218,116	$ 3,101,014	$ 2,287,484	$ 135,981	$ (90,474)	$ (24,059,541)	$ 52,662
Statement [Line Items]
Conversion from Common to Proportionate Voting Shares, shares		3,098		(309,825)
Conversion from Common to Proportionate Voting Shares, amount	0		0		0	0	0	0	0	0
Private placements, shares				413,935
Private placements, amount	2,215,811		2,215,811		0	0	0	0	0	0
Share issuance costs	(38,063)		(38,063)		0	0	0	0	0	0
Options granted	385,097		0		385,097	0	0	0	0	0
Options expired	0		0		(344,913)	0	0	0	344,913	0
Restricted share units	556,130		0		556,130	0	0	0	0	0
Warrants issued for credit facility	69,215		0		0	69,215	0	0	0	0
Other comprehensive loss	(135,217)		0		0	0	(135,217)	0	0	0
Net loss for the period	(6,518,454)		0		0	0	0	13,718	(6,532,172)	0
Balance,Shares at Jun. 30, 2022		3,098		5,151,818
Balance, Amount at Jun. 30, 2022	14,179,761		38,395,864		3,697,328	2,356,699	764	(76,756)	(30,246,800)	52,662
Balance, shares at Dec. 31, 2022		3,098		6,042,445
Balance, amount at Dec. 31, 2022	7,155,665		43,375,158	$ 43,375,158	3,296,668	1,925,238	(269,053)	0	(41,303,530)	131,184
Statement [Line Items]
Net loss for the period	(8,453,439)		0		0	0	0	0	(8,453,439)	0
Conversion from Proportionate Voting Shares to Common, shares		(3,098)		309,825
Conversion from Proportionate Voting Shares to Common, amount	0		0		0	0	0	0	0	0
Impact of rounding down after exchange for GSQ Esports, shares				(70)
Impact of rounding down after exchange for GSQ Esports, amount	0		0	$ (70)	0	0	0	0	0	0
Contingent consideration on acquisition of Cut+Sew (Note 11), shares				29,359
Contingent consideration on acquisition of Cut+Sew (Note 11), amount	0		131,184		0	0	0	0	0	(131,184)
Acquisition of Engine, shares				6,380,083
Acquisition of Engine, amount	41,034,000		39,684,000		1,330,000	20,000	0	0	0	0
Reclassify former GSQ Esports Inc. warrants to warrant liability	(1,925,238)		0		0	(1,925,238)	0	0	0	0
Shares issued for legal settlements, shares				29,929
Shares issued for legal settlements, amount	183,187		183,187		0	0	0	0	0	0
Options (Note 16(a))	309,893		0		309,893	0	0	0	0	0
Options expired (Note 16(a))	0		0		(333,367)	0	0	0	333,367	0
Restricted share units (Note 16(b))	572,492		0		572,492	0	0	0	0	0
Restricted share units exercised (Note 16(b)), shares				125,148
Restricted share units exercised (Note 16(b)), amount	0		675,573		(675,573)	0	0	0	0	0
Restricted share units cancelled (Note 16(b))	0		0		(3,585)	0	0	0	3,585	0
Shares issued for debt, shares				9,109
Shares issued for debt, amount	66,154		66,154		0	0	0	0	0	0
Other comprehensive loss	(111,353)		0		0	0	(111,353)	0	0	0
Balance,Shares at Jun. 30, 2023				12,925,828
Balance, Amount at Jun. 30, 2023	$ 38,831,361		$ 84,115,256		$ 4,496,528	$ 20,000	$ (380,406)	$ 0	$ (49,420,017)	$ 0